UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2009

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini European Social Equity FundSM

Domini PacAsia Social Equity FundSM

Domini European PacAsia Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2009 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2009 (unaudited)

SECURITY	SHARES	VALUE
Consumer Discretionary—9.9%
Amazon.com Inc (a)	81,500	$9,683,014
American Eagle Outfitters Inc	1,004	17,560
AutoZone Inc (a)	34,947	4,728,678
Best Buy Co Inc	78,972	3,015,151
Big Lots Inc (a)	132,900	3,329,145
Black & Decker Corp	600	28,332
Coach Inc	200,100	6,597,297
Comcast Corp Cl A	5,067	73,472
DR Horton Inc	1,239	13,579
Expedia Inc (a)	119,700	2,713,599
FUJIFILM Holdings Corp ADR (a)	52,100	1,477,035
Gap Inc/The	209,397	4,468,532
Home Depot Inc	3,244	81,392
Honda Motor Ltd ADR	82,300	2,548,831
JC Penney Co Inc	67,924	2,250,322
Johnson Controls Inc	1,648	39,420
Leggett & Platt Inc	150,200	2,903,366
Liz Claiborne Inc	5,757	33,045
Lowe’s Cos Inc	2,876	56,283
Ltd Brands Inc	1,668	29,357
Macy’s Inc	314,600	5,527,522
McDonald’s Corp	74,720	4,379,339
Meredith Corp	1,350	36,531
NIKE Inc Cl B	1,070	66,533
Nissan Motor Co Ltd ADR (a)	194,700	2,823,150
Nordstrom Inc	895	28,443
Office Depot Inc (a)	410,600	2,484,130
Pulte Homes Inc	1,079	9,722
Radio One Inc Cl A (a)	18,076	37,237
Ross Stores Inc	79,100	3,481,191
Scholastic Corp	884	21,985
Staples Inc	2,258	48,999
Starbucks Corp (a)	2,578	48,930
Target Corp	1,523	73,759
Tiffany & Co	692	27,189
Timberland Co/The Cl A (a)	995	16,099
Time Warner Cable Inc (a)	554	21,850
Time Warner Inc	221,374	6,667,785
VF Corp	554	39,356
Viacom Inc Cl B (a)	1,481	40,861
Walt Disney Co/The	3,915	107,154
Washington Post Co/The Cl B	95	41,040
Whirlpool Corp	500	35,795

		70,152,010

Consumer Staples—12.2%
Avon Products Inc	2,173	69,645
Coca-Cola Co/The	31,228	1,664,765
Colgate-Palmolive Co	52,116	4,097,881
Costco Wholesale Corp	2,126	120,863
CVS Caremark Corp	75,000	2,647,500
Hershey Co/The	2,246	84,876
Kimberly-Clark Corp	245,701	15,027,073

Kraft Foods Inc Cl A	5,682	156,369
PepsiCo Inc/NC	334,959	20,281,767
Procter & Gamble Co/The	211,223	12,250,934
Safeway Inc	258,900	5,781,237
Sara Lee Corp	567,700	6,409,333
SUPERVALU Inc	315,100	5,000,637
Sysco Corp	346,600	9,167,570
Whole Foods Market Inc (a)	106,987	3,430,003

		86,190,453

Energy—10.6%
Anadarko Petroleum Corp	4,531	276,074
Apache Corp	155,662	14,650,907
Chesapeake Energy Corp	50,900	1,247,050
Devon Energy Corp	4,900	317,079
ENSCO International Inc	72,800	3,333,512
EOG Resources Inc	3,418	279,114
National Oilwell Varco Inc (a)	175,600	7,197,844
Nexen Inc	95,900	2,058,973
Noble Corp (a)	75,500	3,075,870
Pioneer Natural Resources Co	81,800	3,362,798
Southwestern Energy Co (a)	382,000	16,647,560
Talisman Energy Inc.	366,700	6,284,146
Tidewater Inc	87,600	3,650,292
XTO Energy Inc	314,800	13,083,088

		75,464,307

Financials—16.1%
American Express Co	51,119	1,780,987
Annaly Capital Management Inc	296,000	5,005,360
Banco Santander SA ADR	86,000	1,381,160
Bank of America Corp	584,342	8,519,706
Bank of New York Mellon Corp/The	275,900	7,355,494
BOK Financial Corp	44,100	1,894,977
Chubb Corp	93,800	4,551,176
Citigroup Inc	465,400	1,903,486
CME Group Inc	5,200	1,573,572
First Horizon National Corp (a)	272,058	3,218,446
Genworth Financial Inc (a)	166,500	1,768,230
Goldman Sachs Group Inc/The	64,000	10,890,880
Host Hotels & Resorts Inc	385,300	3,895,383
Hudson City Bancorp Inc	579,600	7,615,944
JPMorgan Chase & Co	481,495	20,112,046
MetLife Inc	191,400	6,513,342
Northern Trust Corp	64,200	3,226,050
NYSE Euronext	96,952	2,506,209
Popular Inc	11,219	24,233
Prudential Financial Inc	172,800	7,815,744
US Bancorp	5,831	135,396
Wells Fargo & Co	454,256	12,501,125

		114,188,946

Health Care—12.4%
Amgen Inc (a)	307,265	16,509,348
Becton Dickinson and Co	54,955	3,756,724
Biogen Idec Inc (a)	97,300	4,099,249
Boston Scientific Corp (a)	233,600	1,896,832
Forest Laboratories Inc (a)	189,700	5,248,999
Gilead Sciences Inc (a)	151,110	6,429,731

Intuitive Surgical Inc (a)	11,800	2,906,930
Johnson & Johnson	543,227	32,077,554
King Pharmaceuticals Inc (a)	158,600	1,606,618
McKesson Corp	110,400	6,483,792
Medtronic Inc	63,583	2,269,913
Watson Pharmaceuticals Inc (a)	129,500	4,457,390

		87,743,080

Industrials—7.6%
3M Co	103,828	7,638,625
Avery Dennison Corp	70,500	2,513,325
Cooper Industries Plc Cl A (a)	109,288	4,228,353
CSX Corp	72,400	3,053,832
Cummins Inc	59,236	2,550,702
Dun & Bradstreet Corp Del New	53,400	4,088,304
Emerson Electric Co	3,634	137,184
First Solar Inc (a)	146	17,802
Flowserve Corp	36,100	3,545,381
Grainger W W Inc	15,800	1,480,934
Herman Miller Inc	2,241	34,623
Illinois Tool Works Inc	3,600	165,312
Interface Inc Cl A	5,681	44,085
JetBlue Airways Corp (a)	4,861	24,111
Pitney Bowes Inc	104,900	2,570,050
Quanta Services Inc (a)	182,800	3,875,360
RR Donnelley & Sons Co	538,868	10,820,469
Ryder System Inc	109,900	4,456,445
Southwest Airlines Co	5,734	48,166
SunPower Corp Cl A (a)	479	11,884
United Parcel Service Inc Cl B	45,950	2,466,596

		53,771,543

Information Technology—20.3%
Agilent Technologies Inc (a)	1,560	38,594
Apple Inc (a)	114,465	21,576,653
Applied Materials Inc	6,140	74,908
Cisco Systems Inc (a)	9,059	206,998
Convergys Corp (a)	128,300	1,392,055
Dell Inc (a)	360,185	5,219,081
eBay Inc (a)	2,376	52,914
EMC Corp/Massachusetts (a)	4,400	72,468
Google Inc (a)	19,195	10,290,823
Hewlett-Packard Co	4,231	200,803
Intel Corp	414,386	7,918,916
International Business Machines Corp	246,418	29,720,475
JDS Uniphase Corp (a)	545,900	3,051,581
Juniper Networks Inc (a)	1,500	38,265
LSI Corp (a)	612,200	3,134,464
Microsoft Corp	1,019,927	28,282,576
Motorola Inc	7,500	64,275
National Semiconductor Corp	343,500	4,444,890
Oracle Corp	120,800	2,548,880
Power Integrations Inc	1,419	44,273
QUALCOMM Inc	3,351	138,765
Salesforce.com Inc (a)	73,900	4,193,825
SanDisk Corp (a)	98,700	2,021,376
Symantec Corp (a)	297,400	5,228,292
Texas Instruments Inc	377,755	8,858,355

Total System Services Inc	300,200	4,794,194
Xerox Corp	4,497	33,817

		143,642,516

Materials—2.0%
Eastman Chemical Co	99,300	5,214,243
International Paper Co	7,165	159,851
Lubrizol Corp	132,100	8,792,576
MeadWestvaco Corp	4,506	102,872
Nucor Corp	1,282	51,088

		14,320,630

Telecommunication Services—4.9%
AT&T Inc	655,219	16,819,471
Sprint Nextel Corp (a)	587,659	1,739,471
Telefonica SA ADR	44,300	3,718,099
United States Cellular Corp (a)	52,100	1,907,381
Verizon Communications Inc	363,091	10,743,863

		34,928,285

Utilities—3.2%
Centerpoint Energy Inc	655,800	8,263,080
Integrys Energy Group Inc	300,000	10,380,000
National Grid PLC ADR	88,000	4,365,680

		23,008,760

Total Investments—99.2% (Cost $639,766,268) (b)		703,410,530

Other Assets, less liabilities—0.8%		5,345,726

Net Assets—100.0%		$708,756,256

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $642,026,327 . The aggregate gross unrealized appreciation is $102,553,382 and the aggregate gross unrealized depreciation is $41,169,179, resulting in net unrealized appreciation of $61,384,203.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Fund

Portfolio of Investments

October 31, 2009 (unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Austria—3.1%
Erste Group Bank AG	Banks	8,840	$356,312
Evn AG	Utilities	9,080	172,070
Immoeast AG (a)	Real Estate	35,335	187,006
OMV AG	Energy	21,169	874,603
Voestalpine AG	Materials	5,951	204,014

			1,794,005

Belgium—1.5%
Delhaize Group	Food & Staples Retailing	8,151	555,142
Euronav NV	Energy	5,462	106,767
Fortis (a)	Diversified Financials	42,833	185,668

			847,577

Canada—0.9%
Talisman Energy Inc	Energy	29,300	502,115

			502,115

Denmark—0.9%
Danisco	Food & Beverage	5,511	344,578
FLSmidth & Co A/S	Capital Goods	1,752	92,927
H Lundbeck A/S	Pharma, Biotech & Life Sciences	3,821	74,198

			511,703

Finland—2.0%
Kone OYJ B	Capital Goods	15,989	598,506
Metso OYJ	Capital Goods	11,995	335,821
Tieto Oyj	Software & Services	9,433	188,881

			1,123,208

France—16.9%
AXA SA	Insurance	2,301	57,374
BNP Paribas Ltd	Banks	16,176	1,221,753
BNP Paribas Ltd Rts (a) (c)	Banks	6	13
Casino Guich Perr	Food & Staples Retailing	2,184	173,992
Ciments Francais SA	Materials	596	65,119
Credit Agricole SA	Banks	26,702	512,802
Eiffage SA	Capital Goods	5,670	309,670
France Telecom SA	Telecommunication Services	37,371	928,399
Peugeot SA (a)	Automobiles & Components	7,173	234,258
PPR SA	Retailing	4,890	534,305
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	27,711	2,036,523
Schneider Electric SA	Capital Goods	8,264	861,583
SCOR SE	Insurance	4,728	120,643
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	62,091	499,583
Unibail-Rodamco SE	Real Estate	1,592	353,452
Vinci SA	Capital Goods	9,145	478,492
Vivendi	Media	49,860	1,386,805

			9,774,766

Germany—8.2%
Allianz SE	Insurance	5,906	678,717
Deutsche Lufthansa AG	Transportation	31,837	492,880

Deutsche Telekom AG	Telecommunication Services	87,280	1,195,796
Hannover Rueckversicherung AG (a)	Insurance	8,603	388,843
Henkel AG & Co KGaA	Household & Personal Products	15,386	702,561
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	55,540	250,740
Linde AG	Materials	1,820	191,515
Muenchener Rueckversicherungs AG	Insurance	869	137,842
ProSiebenSat.1 Media AG	Media	16,185	168,920
Suedzucker AG	Food & Beverage	25,045	519,028

			4,726,842

Greece—1.9%
Coca Cola Hellenic	Food & Beverage	7,163	187,170
National Bank of Greece (a)	Banks	11,562	423,802
Public Power Corp SA (a)	Utilities	23,383	478,177

			1,089,149

Ireland—1.0%
Anglo Irish Bank Corp Ltd (a) (c)	Banks	80,825	0
DCC Plc	Capital Goods	4,183	110,430
Irish Life & Perm (a)	Insurance	9,623	69,842
Smurfit Kappa Group PLC (a)	Materials	49,780	388,383

			568,655

Italy—5.3%
Atlantia SpA	Transportation	20,110	476,759
Banco Popolare SC (a)	Banks	12,593	109,680
Buzzi Unicem SpA	Materials	17,964	302,162
Intesa Sanpaolo SpA (a)	Banks	14,473	61,067
Italcementi SpA	Materials	31,840	459,494
Telecom Italia SpA	Telecommunication Services	399,353	636,064
UniCredit SpA	Banks	299,031	1,004,403

			3,049,629

Japan—0.2%
Nitto Denko Corp	Materials	1,700	51,053
Toyo Seikan Kaisha Ltd	Materials	3,500	58,472

			109,525

Netherlands—4.3%
Corporate Express NV (a) (c)	Commercial Services and Supplies	10,034	136,943
Fugro NV	Energy	976	54,502
ING Groep NV (a)	Diversified Financials	22,190	289,518
Koninklijke Ahold NV	Food & Staples Retailing	31,827	401,934
Koninklijke DSM NV	Materials	10,153	445,993
Oce NV (a)	Technology Hardware & Equipment	13,331	84,516
SNS Reaal (a)	Diversified Financials	46,439	329,089
Tnt NV	Transportation	5,895	156,737
Unilever NV	Food & Beverage	19,409	599,595

			2,498,827

Norway—4.0%
Dnb Nor ASA (a)	Banks	53,200	612,430
Fred Olsen Energy ASA	Energy	2,850	110,561
StatoilHydro ASA	Energy	62,674	1,484,119
TGS Nopec Geophysical Co ASA (a)	Energy	7,800	118,872

			2,325,982

Spain—8.1%
Banco Bilbao Vizcaya Argentaria SA	Banks	70,039	1,255,181
Banco Santander SA (a)	Banks	133,683	2,156,788
Banco Santander Rts (a)	Banks	7	1
Criteria Caixacorp SA	Diversified Financials	38,803	189,646
Telefonica SA	Telecommunication Services	39,127	1,095,502

			4,697,118

Sweden—3.9%
Boliden AB	Materials	28,980	350,901
Electrolux AB B (a)	Consumer Durables & Apparel	37,492	903,651
Niscayah Group AB	Commercial & Professional Services	77,254	182,633
Svenska Cellulosa AB	Materials	37,136	513,131
Telefonaktiebolaget LM Ericsson B	Technology Hardware & Equipment	26,390	277,255

			2,227,571

Switzerland—6.6%
Clariant AG (a)	Materials	11,792	112,917
Holcim Ltd (a)	Materials	5,311	338,562
Novartis AG	Pharma, Biotech & Life Sciences	34,166	1,782,032
Roche Holding AG	Pharma, Biotech & Life Sciences	8,482	1,360,690
Schindler Holding AG	Capital Goods	2,976	203,765

			3,797,966

United Kingdom—27.4%
3i Group PLC	Diversified Financials	85,537	369,759
Antofagasta PLC	Materials	64,712	818,858
Aviva PLC	Insurance	117,713	739,261
Barclays PLC (a)	Banks	190,926	1,004,985
BG Group PLC	Energy	39,379	680,774
Davis Service Group PLC	Commercial & Professional Services	41,795	287,611
Experian PLC	Commercial & Professional Services	90,838	833,697
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	70,228	1,446,796
HSBC Holdings PLC	Banks	116,076	1,288,200
ICAP PLC	Diversified Financials	74,897	499,936
International Power PLC	Utilities	171,595	715,489
J Sainsbury PLC	Food & Staples Retailing	52,790	286,120
Kingfisher PLC	Retailing	208,122	763,999
Marks & Spencer PLC	Retailing	10,677	60,059
WM Morrison Supermar	Food & Staples Retailing	178,122	819,898
National Grid PLC	Utilities	38,082	378,867
Next PLC	Retailing	4,523	133,266
Old Mutual PLC	Insurance	441,166	769,007
Sage Group PLC/The	Software & Services	33,344	116,936
Standard Chartered PLC	Banks	26,710	658,084
Thomas Cook Group PLC	Consumer Services	71,098	239,115
Travis Perkins PLC (a)	Capital Goods	4,849	60,077
Trinity Mirror Plc (a)	Media	25,706	67,781
Tullett Prebon PLC	Diversified Financials	8,332	49,664
Unilever PLC	Food & Beverage	13,232	397,026
Vodafone Group PLC	Telecommunication Services	1,014,273	2,244,954
Yell Group (a)	Media	82,788	69,768

			15,799,987

United States—2.3%
Lubrizol Corp	Materials	3,400	226,304
Noble Corp (a)	Energy	10,700	435,918

Southwestern Energy Co (a)	Energy	15,800	688,564

			1,350,786

Total Investments—98.5% (Cost $55,069,088) (b)			56,795,411

Other Assets, less liabilities—1.5%			887,280

Net Assets—100.0%			$57,682,691

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $55,731,662. The aggregate gross unrealized appreciation is $7,508,751 and the aggregate gross unrealized depreciation is $6,445,002, resulting in net unrealized appreciation of $1,063,749.
(c)	Securities for which there are no such quotations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Fund’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Fund

Portfolio of Investments

October 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia—13.1%
AGL Energy Ltd	Utilities	19,025	$236,723
Amcor Ltd	Materials	25,156	130,038
Asciano Group (a)	Transportation	45,947	61,759
Bendigo and Adelaide Bank Ltd	Banks	8,518	69,297
BlueScope Steel Ltd	Materials	98,986	263,334
Boral Limited New	Materials	14,108	72,237
Fairfax Media Ltd	Media	56,945	81,010
National Australia Bank Ltd	Banks	20,278	537,832
OneSteel Ltd	Materials	75,854	206,730
Origin Energy Ltd	Energy	2,837	40,835
QBE Insurance Group Ltd	Insurance	4,064	82,158
Sims Metal Management Ltd	Materials	940	16,636
Suncorp-Metway Ltd	Insurance	37,698	296,000
Telstra Corp Ltd	Telecommunication Services	143,059	426,748
Westpac Banking Corp	Banks	18,898	443,390

			2,964,727

Austria—0.3%
OMV AG	Energy	1,665	68,790

			68,790

China—6.5%
Agile Property Holdings Ltd	Real Estate	99,260	126,794
Byd Co Ltd (a)	Capital Goods	12,846	117,771
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	272,000	210,158
China Life Insurance Co Ltd	Insurance	31,190	143,209
Guangdong Investment	Utilities	110,000	58,046
Hengan International Group Co Ltd	Household & Personal Products	5,566	35,830
Hopson Development Holdings Ltd	Real Estate	41,357	71,958
Nine Dragons Paper	Materials	17,000	24,223
Shenzhen Investment Ltd	Real Estate	122,000	48,207
Shimao Property Holdings Ltd	Real Estate	68,000	126,486
Shui On Land Ltd	Real Estate	81,000	49,097
Soho China Ltd	Real Estate	471,500	253,367
TPV Technology Ltd	Technology Hardware & Equipment	168,950	109,351
Travelsky Technology	Software & Services	130,000	110,939

			1,485,436

Hong Kong—9.0%
Dah Sing Financial	Banks	4,000	22,583
First Pacific Co Ltd	Food & Beverage	234,389	137,814
First Pacific Co Ltd Rts (a) (c)	Food & Beverage	46,877	7,441
Great Eagle Holdings Ltd	Real Estate	32,874	85,879
Guoco Group Ltd	Diversified Financials	21,000	235,413
Henderson Land Development Co Ltd	Real Estate	14,733	104,250
Hysan Development Co Ltd	Real Estate	27,191	79,784
Jardine Matheson Holdings Ltd	Capital Goods	6,160	183,132
Jardine Strategic Holdings Ltd	Capital Goods	9,564	166,041
New World Development Ltd	Real Estate	100,406	215,863
PCCW Ltd	Telecommunication Services	122,000	29,964
Sun Hung Kai Properties Ltd	Real Estate	6,065	91,580
Swire Pacific Ltd	Real Estate	24,167	293,128
Wharf Holdings Ltd	Real Estate	33,675	182,587

Wheelock & Co Ltd	Real Estate	63,221	203,918

			2,039,377

India—4.3%
Bajaj Holdings and Investment	Diversified Financials	7,667	78,788
Hero Honda Motors Ltd	Automobiles & Components	7,379	243,603
JSW Steel Ltd	Materials	9,830	155,470
Punjab National Bank Ltd	Banks	12,740	228,816
Sterlite Industries India Ltd	Materials	10,813	174,754
Videocon Industries Ltd	Consumer Durables & Apparel	20,756	95,616

			977,047

Indonesia—0.5%
Perusahaan Gas Negara PT	Utilities	301,500	112,183

			112,183

Japan—41.8%
Aeon Co Ltd	Food & Staples Retailing	5,564	49,351
Alfresa Holdings C	Health Care Equipment & Services	1,900	81,689
Amada Co Ltd	Capital Goods	45,189	274,915
Aoyama Trading Co Ltd	Retailing	7,790	124,141
Asahi Kasei Corp	Materials	6,640	32,718
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	12,484	457,144
Brother Industries Ltd	Consumer Durables & Apparel	10,252	116,074
Central Japan Railway Co	Transportation	59	390,881
Chiba Bank Ltd/The	Banks	15,000	91,987
COMSYS Holdings Corp	Capital Goods	11,500	113,023
Credit Saison Co Ltd	Diversified Financials	19,900	221,221
Daito Trust Construction Co Ltd	Real Estate	1,600	66,135
Daiwa House Industry Co Ltd	Real Estate	9,769	103,785
Eisai Co Ltd	Pharma, Biotech & Life Sciences	4,600	162,436
FamilyMart Co Ltd	Food & Staples Retailing	4,300	127,366
FUJIFILM Holdings Corp	Consumer Durables & Apparel	16,818	475,456
Fukuoka Financial Group Inc	Banks	24,983	90,838
Hokuhoku Financial Group Inc	Banks	26,846	57,849
Honda Motor Co Ltd	Automobiles & Components	14,498	445,297
Japan Retail Fund Investment Corp	Real Estate	28	130,902
Kamigumi Co Ltd	Transportation	4,000	29,879
KDDI Corp	Telecommunication Services	27	142,503
Konica Minolta Holdings Inc	Technology Hardware & Equipment	17,000	158,802
Kyocera Corp	Technology Hardware & Equipment	2,675	223,139
Leopalace21 Corp (a)	Real Estate	16,685	89,780
Mitsui Fudosan Co Ltd	Real Estate	2,486	39,999
Mitsumi Electric Co Ltd	Technology Hardware & Equipment	3,400	68,203
Nintendo Co Ltd	Software & Services	193	48,139
Nippon Express Co Ltd	Transportation	27,691	112,753
Nippon Mining Holdings Inc	Energy	12,541	55,636
Nishi Nippon City	Banks	40,000	98,401
Nissan Motor Co Ltd (a)	Automobiles & Components	65,837	473,748
Nitto Denko Corp	Materials	8,600	258,269
Nomura Holdings Inc	Diversified Financials	4,851	34,000
NTT Data Corp	Software & Services	66	188,849
ORIX Corp	Diversified Financials	4,793	307,876
Ricoh Co Ltd	Technology Hardware & Equipment	4,010	54,193
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	4,300	283,572
Seiko Epson Corp	Technology Hardware & Equipment	1,655	25,442
Seino Holdings Corp	Transportation	27,800	204,568
Seven & I Holdings Co Ltd	Food & Staples Retailing	16,579	360,927

Sony Corp	Consumer Durables & Apparel	14,394	422,666
Sumitomo Trust & Banking Co Ltd/The	Banks	51,290	265,730
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	14,046	558,615
Tdk Corp	Technology Hardware & Equipment	300	17,154
Tokuyama Corp	Materials	14,629	91,410
Tokyo Gas Co Ltd	Utilities	10,000	39,393
Tokyo Steel Manufacturing Co Ltd	Materials	20,300	264,395
Toppan Printing Co Ltd	Commercial & Professional Services	44,297	393,692
Toyo Seikan Kaisha Ltd	Materials	15,779	263,606
Yamato Holdings Co Ltd	Transportation	20,773	304,732

			9,493,279

Malaysia—1.8%
AMMB Holdings Bhd	Diversified Financials	65,600	90,195
Eon Capital Berhad	Banks	30,400	49,652
Hong Leong Financial Group	Banks	15,100	27,318
MMC Corp Bhd	Commercial & Professional Services	31,600	22,901
PPB Group Bhd	Food & Beverage	9,091	40,147
RHB Capital Bhd	Banks	16,800	26,356
Telekom Malaysia Bhd	Telecommunication Services	168,900	148,434

			405,003

New Zealand—1.7%
Telecom Corp of New Zealand Ltd	Telecommunication Services	167,221	304,212
Vector Ltd	Utilities	56,693	79,145

			383,357

Norway—0.9%
Fred Olsen Energy ASA	Energy	2,100	81,466
StatoilHydro ASA	Energy	3,465	82,051
Tgs Nopec Geoph Co (a)	Energy	2,400	36,576

			200,093

Singapore—2.6%
DBS Group Holdings Ltd	Banks	15,300	140,411
Jardine Cycle & Carriage Ltd	Retailing	16,789	276,303
STATS ChipPAC Ltd (a)	Semiconductors & Semiconductor Equipment	43,000	26,578
Suntec Real Estate Investment Trust	Real Estate	104,000	88,654
Venture Corp Ltd	Technology Hardware & Equipment	10,000	63,930

			595,876

South Korea—7.8%
Busan Bank	Banks	5,590	63,385
Daegu Bank	Banks	4,850	64,349
Dongbu Insurance Co Ltd	Insurance	1,650	50,067
Hana Financial Group Inc	Banks	4,308	127,765
Hynix Semiconductor (a)	Semiconductors & Semiconductor Equipment	5,240	77,796
Indl Bank Of Korea (a)	Banks	6,870	83,228
Korea Zinc Co Ltd	Materials	1,074	165,993
KT Corp	Telecommunication Services	5,961	194,312
LG Corp	Capital Goods	3,704	209,843
LG Electronics Inc	Consumer Durables & Apparel	3,800	353,250
LG Telecom Ltd	Telecommunication Services	2,980	22,327
Lotte Shopping Co Ltd	Retailing	491	138,674
Shinhan Financial (a)	Banks	2,810	106,614
Woori Finance Holdings Co Ltd (a)	Banks	9,297	125,138

			1,782,741

Taiwan—5.5%
Acer Inc	Technology Hardware & Equipment	29,928	70,544
Advanced Semiconductor Engineering Inc	Semiconductors & Semiconductor Equipment	78,000	61,475
Asustek Computer	Technology Hardware & Equipment	18,000	33,060
Compal Electronics Inc	Technology Hardware & Equipment	163,815	204,802
Lite-On Technology Corp	Technology Hardware & Equipment	154,770	203,842
MediaTek Inc	Semiconductors & Semiconductor Equipment	11,495	160,884
Mega Financial Holding Co Ltd	Banks	237,000	131,980
Novatek Microelect	Semiconductors & Semiconductor Equipment	19,000	42,865
Quanta Computer Inc	Technology Hardware & Equipment	182,709	345,624

			1,255,076

Thailand—1.0%
Bangkok Bank PCL	Banks	66,718	223,772

			223,772

United States—1.5%
National Oilwell Varco Inc (a)	Energy	2,700	110,673
Noble Corp (a)	Energy	1,326	54,021
Southwestern Energy Co (a)	Energy	3,306	144,076
Unit Corp (a)	Energy	700	27,356

			336,126

Total Investments—98.3% (Cost $21,270,790) (b)			22,322,883

Other Assets, less liabilities—1.7%			389,928

Net Assets—100.0%			$22,712,811

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $21,887,798. The aggregate gross unrealized appreciation is $2,263,723 and the aggregate gross unrealized depreciation is $1,828,638, resulting in net unrealized appreciation of $435,085.
(c)	Securities for which there are no such quotations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Fund’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European PacAsia Social Equity Fund

Portfolio of Investments

October 31, 2009 (Unaudited)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Australia—5.4%
AGL Energy Ltd	Utilities	16,427	$204,396
BlueScope Steel Ltd	Materials	84,075	223,666
National Australia Bank Ltd	Banks	12,572	333,447
OneSteel Ltd	Materials	35,367	96,388
Origin Energy Ltd	Energy	5,778	83,169
Suncorp-Metway Ltd	Insurance	46,142	362,301
Telstra Corp	Telecommunication Services	105,056	313,384
Westpac Banking Corp	Banks	4,852	113,839

			1,730,590

Austria—2.3%
Erste Group Bank AG	Banks	4,838	195,004
EVN AG	Utilities	4,271	80,937
Immoeast AG (a)	Real Estate	21,735	115,029
Mayr Melnhof Karton AG	Materials	302	28,526
OMV AG	Energy	5,362	221,533
Voestalpine AG	Materials	3,258	111,692

			752,721

Belgium—1.7%
D’ieteren SA	Retailing	200	72,689
Delhaize Group	Food & Staples Retailing	4,639	315,949
Euronav NV	Energy	3,868	75,609
Fortis (a)	Diversified Financials	17,968	77,886

			542,133

China—0.1%
Chaoda Modern Agriculture Holdings Ltd	Food & Beverage	49,920	38,570

			38,570

Denmark—1.1%
Danisco A/S	Food & Beverage	2,486	155,438
H Lundbeck A/S	Pharma, Biotech & Life Sciences	6,932	134,608
Sydbank	Banks	2,415	59,220

			349,266

Finland—1.0%
Kone OYJ	Capital Goods	4,302	161,034
Metso OYJ	Capital Goods	4,861	136,092
Yit OYJ	Capital Goods	1,535	29,723

			326,849

France—12.2%
BNP Paribas	Banks	5,118	386,556
BNP Paribas Ltd Rts (a)(c)	Banks	3	6
Casino Guich Perr	Food & Staples Retailing	2,364	188,332
Ciments Francais SA	Materials	916	100,083
Credit Agricole SA	Banks	18,850	362,007
Eiffage SA	Capital Goods	4,265	232,935
France Telecom SA	Telecommunication Services	10,501	260,874
PEUGEOT SA (a)	Automobiles & Components	911	29,752
PPR SA	Retailing	1,811	197,879
Sanofi-Aventis SA	Pharma, Biotech & Life Sciences	11,458	842,065
Schneider Electric SA	Capital Goods	3,034	316,317

SCOR SE	Insurance	4,010	102,322
Societe BIC SA	Commercial & Professional Services	1,202	83,639
Vinci SA	Capital Goods	6,644	347,633
Vivendi	Media	16,008	445,246

			3,895,646

Germany—5.3%
Allianz SE	Insurance	773	88,833
Deutsche Lufthansa AG	Transportation	10,207	158,018
Deutsche Telekom AG	Telecommunication Services	29,440	403,348
Hannover Rueckversicherung AG (a)	Insurance	5,783	261,383
Henkel AG & Co KGaA	Household & Personal Products	6,060	276,714
Infineon Technologies AG (a)	Semiconductors & Semiconductor Equipment	23,744	107,194
Merck Kgaa	Pharma, Biotech & Life Sciences	311	29,312
ProSiebenSat.1 Media AG	Media	7,554	78,840
Suedzucker AG	Food & Beverage	13,514	280,062

			1,683,704

Greece—0.6%
Public Power Corp SA (a)	Utilities	8,780	179,549

			179,549

Hong Kong—4.3%
First Pacific Co Ltd	Food & Beverage	218,000	128,178
First Pacific Co Ltd Rts (a)(c)	Food & Beverage	43,600	6,920
Great Eagle Holdings Ltd	Real Estate	28,145	73,525
Guoco Group Ltd	Diversified Financials	7,000	78,471
Hongkong Land Holdings Ltd	Real Estate	7,000	33,044
Jardine Matheson Holdings Ltd	Capital Goods	5,436	161,608
Jardine Strategic Holdings Ltd	Capital Goods	8,395	145,746
New World Development Ltd	Real Estate	105,864	227,597
Swire Pacific Ltd	Real Estate	15,466	187,591
Wharf Holdings Ltd	Real Estate	30,192	163,702
Wheelock & Co Ltd	Real Estate	48,250	155,630

			1,362,012

Ireland—0.9%
Anglo Irish Bank Corp Ltd (a)(c)	Banks	57,849	0
Irish Life & Perm	Insurance	11,480	83,320
DCC Plc	Capital Goods	2,717	71,728
Smurfit Kappa Group PLC	Materials	17,150	133,804

			288,852

Italy—3.5%
Buzzi Unicem SpA	Materials	8,246	138,701
Italcementi SpA	Materials	8,204	118,395
Telecom Italia SpA	Telecommunication Services	292,337	465,616
UniCredit SpA (a)	Banks	124,240	417,305

			1,140,017

Japan—20.3%
Aeon Co Ltd	Food & Staples Retailing	7,085	62,842
Amada Co Ltd	Capital Goods	16,861	102,577
Aoyama Trading Co Ltd	Retailing	4,596	73,242
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	9,800	358,860
Brother Industries Ltd	Consumer Durables & Apparel	3,300	37,363
Central Japan Railway Co	Transportation	69	457,131
Chiba Bank Ltd/The	Banks	12,012	73,663
Credit Saison Co Ltd	Diversified Financials	7,941	88,277
Daito Trust Construction Co Ltd	Real Estate	800	33,068

Daiwa House Industry Co Ltd	Real Estate	3,000	31,872
FamilyMart Co Ltd	Food & Staples Retailing	5,400	159,948
FUJIFILM Holdings Corp	Consumer Durables & Apparel	18,705	528,802
Fukuoka Financial Group Inc	Banks	32,451	117,991
Honda Motor Co Ltd	Automobiles & Components	9,163	281,436
Japan Retail Fund Investment Corp	Real Estate	7	32,726
Kamigumi Co Ltd	Transportation	11,000	82,167
KDDI Corp	Telecommunication Services	6	31,667
Konica Minolta Holdings Inc	Technology Hardware & Equipment	12,373	115,580
Kyocera Corp	Technology Hardware & Equipment	1,191	99,349
Leopalace21 Corp	Real Estate	4,900	26,366
Nippon Express Co Ltd	Transportation	6,000	24,431
Nissan Motor Co Ltd	Automobiles & Components	56,427	406,036
Nitto Denko Corp	Materials	6,300	189,197
NTT Data Corp	Software & Services	18	51,504
ORIX Corp	Diversified Financials	4,200	269,785
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	3,737	246,444
Seino Holdings Corp	Transportation	15,893	116,950
Seven & I Holdings Co Ltd	Food & Staples Retailing	12,200	265,595
Sony Corp	Consumer Durables & Apparel	13,359	392,274
Sumitomo Trust & Banking Co Ltd/The	Banks	22,338	115,732
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	11,900	473,268
Tokyo Steel Manufacturing Co Ltd	Materials	18,095	235,676
Toppan Printing Co Ltd	Commercial & Professional Services	43,154	383,534
Toyo Seikan Kaisha Ltd	Materials	18,219	304,369
Yamato Holdings Co Ltd	Transportation	15,941	233,849

			6,503,571

Netherlands—2.1%
Fugro NV	Energy	2,719	151,836
ING Groep NV	Diversified Financials	9,949	129,807
Koninklijke Ahold NV	Food & Staples Retailing	5,543	70,001
Koninklijke DSM NV	Materials	1,910	83,901
SNS Reaal	Diversified Financials	28,246	200,165
TomTom NV (a)	Consumer Durables & Apparel	3,583	34,241

			669,951

New Zealand—1.0%
Telecom Corp of New Zealand Ltd	Telecommunication Services	143,944	261,866
Vector Ltd	Utilities	30,860	43,081

			304,947

Norway—4.0%
Dnb Nor ASA	Banks	21,600	248,656
Fred Olsen Energy ASA	Energy	4,059	157,462
Seadrill Ltd	Energy	1,600	33,390
StatoilHydro ASA	Energy	29,789	705,403
Storebrand ASA	Insurance	6,600	45,070
TGS Nopec Geophysical Co ASA (a)	Energy	6,698	102,077

			1,292,058

Singapore—0.9%
Jardine Cycle & Carriage Ltd	Retailing	14,901	245,232
Suntec Real Estate Investment Trust	Real Estate	60,000	51,147

			296,379

South Korea—0.3%
Lg Corp	Capital Goods	493	27,930

LG Electronics Inc	Consumer Durables & Apparel	756	70,278

			98,208

Spain—6.0%
Banco Bilbao Vizcaya Argentaria SA	Banks	33,625	602,600
Banco Santander SA	Banks	54,847	884,892
Banco Santander	Banks	575	9,279
Banco Santander Rts (a)	Banks	82	15
Telefonica SA	Telecommunication Services	14,623	409,424

			1,906,210

Sweden—2.1%
Boliden AB	Materials	18,214	220,542
Electrolux AB (a)	Consumer Durables & Apparel	13,902	335,073
Svenska Cellulosa AB	Materials	8,641	119,398

			675,013

Switzerland—4.3%
Novartis AG	Pharma, Biotech & Life Sciences	13,681	713,574
Roche Holding AG	Pharma, Biotech & Life Sciences	1,988	318,917
Schindler Holding AG	Capital Goods	4,415	302,292
Schindler Holding AG	Capital Goods	810	56,227

			1,391,010

Taiwan—0.3%
Quanta Computer Inc	Technology Hardware & Equipment	50,156	94,878

			94,878

Turkey—0.2%
Turkiye Halk Banka	Banks	5,400	32,411
Yapi Ve Kredi Bankasi A S	Banks	13,304	27,433

			59,844

United Kingdom—18.0%
3i Group PLC	Diversified Financials	24,945	107,832
Antofagasta PLC	Materials	32,272	408,366
Aviva PLC	Insurance	42,777	268,648
Barclays PLC	Banks	93,453	491,912
BG Group PLC	Energy	6,084	105,179
Burberry Group	Consumer Durables & Apparel	4,520	40,033
Carphone Warehouse Group PLC	Retailing	30,719	93,047
Davis Service Group	Commercial & Professional Services	18,023	124,025
Experian PLC	Commercial & Professional Services	25,524	234,255
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	28,243	581,846
HSBC Holdings PLC	Banks	32,140	356,686
ICAP PLC	Diversified Financials	28,761	191,979
International Power PLC	Utilities	79,837	332,891
Investec PLC	Diversified Financials	4,212	30,196
J Sainsbury PLC	Food & Staples Retailing	19,268	104,432
Kingfisher PLC	Retailing	77,067	282,907
Marks & Spencer Group	Retailing	11,053	62,174
WM Morrison Supermar	Food & Staples Retailing	39,467	181,667
National Express Gp	Transportation	10,278	54,908
Next PLC	Retailing	1,412	41,603
Old Mutual PLC	Insurance	209,603	365,364
Rentokil Initial	Commercial & Professional Services	35,476	60,548
Standard Chartered PLC	Banks	8,315	204,866
Thomas Cook Group PLC	Consumer Services	11,759	39,548

Travis Perkins	Capital Goods	2,292	28,397
Tullett Prebon PLC	Diversified Financials	8,386	49,986
Vodafone Group PLC	Telecommunication Services	410,818	909,289

			5,752,584

Total Investments—97.9% (Cost $29,050,650) (b)			31,334,562

Other Assets, less liabilities—2.1%			671,669

Net Assets—100.0%			$32,006,231

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $29,669,357. The aggregate gross unrealized appreciation is $3,214,868 and the aggregate gross unrealized depreciation is $1,549,663, resulting in net unrealized appreciation of $1,665,205.
(c)	Securities for which there are no such quotations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Fund’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI EUROPEAN SOCIAL EQUITY FUND

DOMINI PACASIA SOCIAL EQUITY FUND

DOMINI EUROPEAN PACASIA SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises five separate series: Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini European PacAsia Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Social Bond Fund is included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini European Social Equity Fund, the Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund offer Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The Board of Trustees of the Trust and Domini Advisor Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Domini Advisor Trust in exchange for the issuance of Class A shares of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund and the Domini European PacAsia Social Equity Fund in a tax free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Class A shares of the Trust had not commenced operations.

The Board of Trustees of the Trust and the Domini Institutional Trust, an affiliated Domini fund, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each series of the Domini Institutional Trust in exchange for the issuance of Institutional shares of the Domini Social Equity Fund in a tax-free reorganization that took place at the close of business on November 28, 2008. Prior to this merger, Institutional shares of the Trust had not commenced operations.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

Effective November 27, 2009 the Domini European PacAsia Social Equity Fund changed its name to Domini International Social Equity Fund.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$70,152,010	$—	$—	$70,152,010
Consumer Staples	86,190,453	—	—	86,190,453
Energy	75,464,307	—	—	75,464,307
Financials	114,188,946	—	—	114,188,946
Health Care	87,743,080	—	—	87,743,080
Industrials	53,771,543	—	—	53,771,543
Information Technology	143,642,516	—	—	143,642,516
Materials	14,320,630	—	—	14,320,630
Telecommunication Services	34,928,285	—	—	34,928,285
Utilities	23,008,760	—	—	23,008,760

Total	$703,410,530	$—	$—	$703,410,530

The following is a summary of the inputs used by the Domini European Social Equity Fund, as of October 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$4,561,927	$—	$136,943	$4,698,870
Consumer Staples	4,987,045	—	—	4,987,045
Energy	5,056,795	—	—	5,056,795
Financials	16,080,754	—	13	16,080,767
Health Care	6,700,239	—	—	6,700,239
Industrials	5,481,590	—	—	5,481,590
Information Technology	1,417,911	—	—	1,417,911
Materials	4,526,877	—	—	4,526,877
Telecommunication Services	6,100,715	—	—	6,100,715
Utilities	1,744,602	—	—	1,744,602

Total	$56,658,455	$—	$136,956	$56,795,411

The following is a summary of the inputs used by the Domini PacAsia Social Equity Fund, as of October 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$3,245,839	$—	$—	$3,245,839
Consumer Staples	961,591	—	7,441	969,032
Energy	701,480	—	—	701,480
Financials	7,067,775	—	—	7,067,775
Health Care	1,259,884	—	—	1,259,884
Industrials	2,585,890	—	—	2,585,890
Information Technology	2,579,180	—	—	2,579,180
Materials	2,119,813	—	—	2,119,813
Telecommunication Services	1,268,500	—	—	1,268,500
Utilities	525,490	—	—	525,490

Total	$22,315,442	$—	$7,441	$22,322,883

The following is a summary of the inputs used by the Domini European PacAsia Social Equity Fund, as of October 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$3,787,694	$—	$—	$3,787,694
Consumer Staples	2,227,728	—	6,920	2,234,648
Energy	1,635,657	—	—	1,635,657
Financials	8,966,435	—	6	8,966,441
Health Care	3,452,451	—	—	3,452,451
Industrials	4,133,695	—	—	4,133,695
Information Technology	714,949	—	—	714,949
Materials	2,512,704	—	—	2,512,704
Telecommunication Services	3,055,468	—	—	3,055,468
Utilities	840,855	—	—	840,855

Total	$31,327,636	$—	$6,926	$31,334,562

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Domini European Social Equity Fund	Domini PacAsia Social Equity Fund	Domini European PacAsia Social Equity Fund
Investments in Securities
Balance as of July 31, 2009	$131,588	—	—
Realized Gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	5,355	—	—
Net purchases (sales)	13	7,441	6,926
Transfers in and/or out of Level Three	—	—	—

Balance as of October 31, 2009	$136,956	7,441	6,926

Change in unrealized appreciation (depreciation) included in earnings of securities held at October 31, 2009	$(1,166,074)	$7,441	$(193,248)

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2009 (Unaudited)

	Principal	Value
	Amount	Note (1)
U.S. Government Agency Obligations — 36.2%
Fannie Mae:
1.875%, 4/20/2012	2,500,000	$2,534,546
2.500%, 5/15/2014	4,840,000	4,854,583
2.625%, 11/20/2014	3,275,000	3,270,932
5.000%, 10/15/2011	3,353,000	3,620,363
Federal Agriculture Mortgage Corporation:
6.680%, 6/10/2014	1,000,000	1,180,809
Freddie Mac:
1.500%, 1/7/2011	4,600,000	4,649,896
3.750%, 6/28/2013	525,000	559,734
3.750%, 3/27/2019	9,500,000	9,523,979
5.500%, 9/15/2011	3,017,000	3,270,628
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	178,932	183,310
2003-20D 1, 4.760%, 4/1/2023	334,051	351,195
2003-20E 1, 4.640%, 5/1/2023	344,026	360,946
2003-20F 1, 4.070%, 6/1/2023	291,715	295,569
2003-20G 1, 4.350%, 7/1/2023	165,969	173,370

Total U.S. Government Agency Obligations (Cost $33,828,286)		34,829,860

U.S. Government Agency Mortgage Securities — 32.1%
Fannie Mae:
13743, 7.340%, 11/1/2019	4,346	4,407
250168, 8.000%, 12/1/2009	152	153
252120, 7.500%, 8/1/2025	20,397	22,934
387231, 5.010%, 1/1/2015	1,004,813	1,074,836
463031, 4.360%, 12/1/2015	1,496,491	1,556,732
696355, 5.500%, 3/1/2033	778,464	823,725
789089, 5.500%, 8/1/2019	361,833	388,345
874332, 6.030%, 2/1/2022	1,133,368	1,258,771
895098, 7.000%, 8/1/2036	1,154,470	1,263,653
937881, 5.500%, 6/1/2022	1,060,572	1,129,166
995346, 6.500%, 9/1/2036	1,233,588	1,331,910
387621, 5.040%, 10/1/2023	399,788	410,489
873384, 5.170%, 2/1/2021	291,225	303,518
Fannie Mae CMO:
1990-99 K, 6.500%, 8/25/2020	11,092	12,182
1993-106 Z, 7.000%, 6/25/2013	4,838	5,171
2003-66 MB, 3.500%, 5/25/2023	351,636	357,906
2003-73 GA, 3.500%, 5/25/2031	402,431	407,228
2005-M1 A, 4.479%, 10/26/2031	98,120	101,129
Freddie Mac:
A18404, 5.500%, 2/1/2034	452,885	478,862
A30028, 6.000%, 11/1/2034	173,740	185,939
A51729, 6.500%, 8/1/2036	911,379	978,893
A62612, 5.500%, 6/1/2037	984,018	1,037,386
A69304, 5.500%, 11/1/2037	522,882	551,240
B11108, 5.500%, 11/1/2018	707,427	763,019
B11109, 4.500%, 11/1/2018	866,683	919,095
C77635, 5.500%, 2/1/2033	966,364	1,022,550
Freddie Mac CMO:
1208 D, 2.830%, 2/15/2022	14,295	14,327

2302 J, 6.500%, 4/15/2031	68,301	72,796
2628 LE, 3.250%, 6/15/2033	233,338	236,300
Ginnie Mae CMO:
2002-26 C, 5.988%, 2/16/2024	48,769	49,185
2002-37 C, 5.878%, 6/16/2024	449,348	470,732
2002-9 C, 6.269%, 10/16/2027	844,405	905,628
2003-78 C, 5.383%, 2/16/2031	1,000,000	1,069,705
2004-6 C, 4.660%, 7/16/2033	1,000,000	1,051,283
2004-77 AB, 4.368%, 11/16/2030	644,345	673,418
2005-42 B, 4.571%, 9/16/2027	1,000,000	1,050,762
2005-67 B, 4.751%, 10/16/2026	1,000,000	1,041,054
2005-87, 4.449%, 3/16/2025	541,677	555,462
2005-89, 4.811%, 5/16/2027	786,295	816,516
2006-9 B, 5.269%, 3/16/2037	1,000,000	1,074,836
Government National Mortgage Association:
2038, 8.500%, 7/20/2025	6,138	7,013
2380, 8.500%, 2/20/2027	11,889	13,630
3233, 5.500%, 5/20/2017	321,942	344,955
615760, 5.500%, 8/15/2028	316,769	337,404
696520, 6.000%, 8/15/2038	1,090,271	1,159,805
703850, 5.500%, 11/20/2038	1,027,372	1,087,184
720334, 4.500%, 7/20/2039	1,571,228	1,593,057
696471, 6.000%, 8/15/2038	845,866	899,812

Total U.S. Government Agency Mortgage Securities (Cost $29,309,164)		30,914,103

Corporate Obligations — 19.1%
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	732,298
Bank of New York Mellon-Mtn, 4.950%, 11/1/2012	700,000	758,883
CenterPoint Energy, Inc., 7.875%, 4/1/2013	700,000	790,054
Cisco Systems Inc., 5.500%, 2/22/2016	600,000	660,328
Coca-Cola Co, 5.350%, 11/15/2017	700,000	762,096
Comcast Corporation, 4.950%, 6/15/2016	600,000	615,708
Goldman Sachs Group Inc., 6.150%, 4/1/2018	350,000	373,569
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	749,879
IBM Corp, 5.700%, 9/14/2017	700,000	774,225
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	807,900
Johnson & Johnson, 5.550%, 8/15/2017	700,000	776,037
Kellogg Co., 4.250%, 3/6/2013	700,000	739,928
Kimberly-Clark, 6.125%, 8/1/2017	700,000	795,582
Kroger Co., 7.500%, 1/15/2014	700,000	808,512
Northern Trust Company, 5.200%, 11/9/2012	700,000	768,415
Nucor Corp, 5.850%, 6/1/2018	700,000	771,036
NYSE EuroNext, 4.800%, 6/28/2013	700,000	741,388
Oracle Corp., 5.750%, 4/15/2018	700,000	770,459
PACCAR Inc, 6.375%, 2/15/2012	700,000	759,316
PepsiCo Inc., 7.900%, 11/1/2018	700,000	881,207
Praxair Inc., 4.625%, 3/30/2015	647,000	698,254
Proctor & Gamble Company, 4.600%, 1/15/2014	700,000	752,879
SBC Communications, 5.100%, 9/15/2014	600,000	647,749
Verizon Communications, 5.550%, 2/15/2016	700,000	758,999
Xerox Corporation, 6.350%, 5/15/2018	700,000	741,677

Total Corporate Obligations (Cost $16,730,158)		18,436,378

Corporate Mortgage Securities — 1.4%
CRFCM 2004-1A A 144A, 5.500%, 4/25/2035	1,309,259	1,394,076

Total Corporate Mortgage Securities (Cost $1,309,259)		1,394,076

State & Municipal Obligations — 2.0%
City of Cleveland, OH, 4.350%, 12/1/2011 (Insurer: AMBAC)	500,000	515,710
Los Angeles, CA, Community Redevelopment Agency, 6.600%, 9/1/2020 (Insurer: FSA)	515,000	471,731
Pennsylvania Economic Development Financing Authority, 5.650%, 6/1/2015 (Insurer: FGIC)	380,000	395,328
State of Mississippi, 3.510%, 11/1/2009	500,000	500,000

Total State & Municipal Obligations (Cost $1,929,573)		1,882,769

Certificates of Deposit — 4.0%
Central Bank of Kansas City, 2.150%, 5/30/2010 (a)	250,000	250,000
Citizens Savings Bank & Trust, 1.500%, 6/30/2010 (a)	250,000	250,000
City First Bank of D.C., 1.600%, 2/5/2010 (a)	100,000	100,000
City National Bank of New Jersey, 3.440%, 11/14/2009 (a)	200,000	200,000
Community Commerce Bank, 1.750%, 6/1/2010 (a)	100,000	100,000
Communitywide Federal Credit Union, 3.000%, 1/29/2010 (a)	100,000	100,000
Dakotaland Federal Credit Union, 1.640%, 4/22/2010 (a)	250,000	250,000
Delta Southern Bank , 1.990%, 6/21/2010 (a)	250,000	250,000
Elk Horn Bank & Trust , 1.850%, 6/20/2010 (a)	250,000	250,000
First Bank of the Delta, N.A. , 2.000%, 6/24/2010 (a)	100,000	100,000
Harbor Bank of Maryland , 1.350%, 7/25/2010 (a)	250,000	250,000
Latino Community Credit Union, 1.750%, 6/1/2010 (a)	250,000	250,000
Legacy Bank, 1.400%, 7/26/2010 (a)	100,000	100,000
Liberty Bank and Trust Co., 2.680%, 12/4/2009 (a)	200,000	200,000
Louisville Community Bank, 2.250%, 6/25/2010 (a)	250,000	250,000
Northside Community Federal Credit Union, 2.000%, 6/27/2010 (a)	100,000	100,000
Santa Cruz Community Credit Union, 1.340%, 3/1/2010 (a)	100,000	100,000
Self-Help Credit Union, 3.350%, 12/12/2009 (a)	100,000	100,000
ShoreBank Pacific, 3.000%, 11/6/2009 (a)	200,000	200,000
University National Bank, 1.580%, 7/26/2010 (a)	250,000	250,000
Wainwright Bank & Trust Co., 2.470%, 1/24/2010 (a)	200,000	200,000

Total Certificates of Deposit (Cost $3,850,000)		3,850,000

Cash Equivalents — 0.4%
Money Market Demand Accounts:
Self-Help Money Market Demand, 1.040%, 11/16/2009 (a)	241,176	241,176
University National Bank, 0.150%, 11/16/2009 (a)	111,048	111,048

Total Cash Equivalents (Cost $352,224)		352,224

Total Investments — 95.2% (Cost $87,308,664) (b)		91,659,410

Other Assets, less liabilities — 4.8%		4,648,690

Net Assets — 100.0%		$96,308,100

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trust
(b)	The aggregate cost for book and federal income purposes is $87,308,664. The aggregate gross unrealized appreciation is $4,424,317, and the aggregate gross unrealized depreciation is $73,571, resulting in net unrealized appreciation of $4,350,746.

AMBAC — American Municipal Bond Assurance Corporation

CMO — Collateralized Mortgage Obligation

FGIC — Financial Guarantee Insurance Company

FSA — Financial Security Assurance Company

VR — Variable interest rate. Rate shown is that on October 31, 2009.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are summarized into three broad levels:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Funds’ assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
U.S. Government Agency Obligations	$—	$34,829,860	$—	$34,829,860
U.S. Government Agency Mortgage Securities	—	30,914,103	—	30,914,103
Corporate Obligations	—	18,436,378	—	18,436,378
Corporate Mortgage Securities	—	1,394,076	—	1,394,076
State & Municipal Obligations	—	1,882,769	—	1,882,769
Certificates of Deposit	—	3,961,048	—	3,961,048
Cash Equivalents	—	241,176	—	241,176

Total	$—	$91,659,410	$—	$91,659,410

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2009	$1,532,813
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level Three	(1,532,813)

Balance as of October 31, 2009	$—

Change in unrealized appreciation (depreciation) included in earnings of securities held at October 31, 2009	32,182

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy L. Thornton
Amy L. Thornton
President

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton
Amy L. Thornton
President (Principal Executive Officer)

Date: December 29, 2009

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date: December 29, 2009